Pay vs Performance Disclosure - USD ($)	1 Months Ended	12 Months Ended				47 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	May 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average		Value of Initial Fixed $100
		Summary			Summary	Average	Investment Based on:
	Summary	Compensation			Compensation	Compensation		Peer Group
	Compensation	Table Total	Compensation	Compensation	Table Total	Actually Paid	Total	Total	Net Income	Adjusted
Fiscal	Table Total	for Mr.	Actually Paid to	Actually Paid to	for non-PEO	to non-PEO	Shareholder	Shareholder	(Loss)	EBITDA(4)
Year	for Mr. Rossi (1)	Chowbey (1)	Mr. Rossi (1)(2)	Mr. Chowbey (1)(2)	NEOs(1)	NEOs(1) (2)	Return	Return(3)	($ millions)	($ millions)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$6,399,926	$1,794,097	$4,018,294	$1,337,617	$1,375,327	$1,085,323	$91.40	$232.08	$109.3	$312.5
2023	$6,729,013	$ N/A	$9,225,794	$ N/A	$1,361,854	$1,727,830	$106.81	$195.54	$118.5	$323.0
2022	$6,131,892	$ N/A	$1,994,311	$ N/A	$1,464,994	$485,335	$84.82	$133.64	$144.6	$364.0
2021	$6,447,574	$ N/A	$8,298,277	$ N/A	$1,801,001	$2,269,987	$128.02	$163.07	$54.4	$276.0

(1)	Mr. Rossi served as our principal executive officer (PEO) for 2021 through May 31, 2024. Mr. Chowbey is our PEO beginning on June 1, 2024. Our non-PEO named executive officers (NEOs) included: (a) for fiscal year 2024, Messrs. Watson and Cardenas, and Mses. Bacchus and Keating; (b) for fiscal year 2023, Messrs. Watson, Chowbey, Cardenas, and Ms. Keating; (c) for fiscal year 2022, Messrs. Audia, Chowbey, Watson, Cardenas, and Ms. Bacchus; and (d) for fiscal year 2021, Messrs. Audia, Dragich, and Cardenas, and Mses. Bacchus and Keating.
(2)	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officers (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Mr. Rossi SCT Total to CAP Reconciliation

Fiscal Year	2021	2022	2023	2024
SCT Total	$6,447,574	$6,131,892	$6,729,013	$6,399,926

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$—	$—	$—	$—

+ Service Cost of Pension in Fiscal Year	$—	$—	$—	$—
+ Prior Service Cost of Pension in Fiscal Year	$—	$—	$—	$—
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(3,800,016)	$(3,774,347)	$(4,417,134)	$(4,344,086)

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$6,255,292	$2,630,055	$5,136,155	$2,267,793

± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(847,928)	$(2,347,254)	$1,234,467	$(1,708,346)

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$1,783,368

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$68,517	$47,370	$220,778	$(605,434)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(886,412)	$—	$—

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$174,837	$193,007	$322,513	$225,072

Compensation Actually Paid	$8,298,277	$1,994,311	$9,225,794	$4,018,294

Mr. Chowbey SCT Total to CAP Reconciliation

Fiscal Year	2021	2022	2023	2024
SCT Total	$—	$—	$—	$1,794,097

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$—	$—	$—	$—

+ Service Cost of Pension in Fiscal Year	$—	$—	$—	$—
+ Prior Service Cost of Pension in Fiscal Year	$—	$—	$—	$—
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$—	$—	$—	$(865,913)

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$—	$—	$—	$787,080

± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$—	$—	$—	$(409,577)

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$—	$—	$(16,488)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$—	$—	$—	$48,417

Compensation Actually Paid	$—	$—	$—	$1,337,617

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2021	2022	2023	2024
Average SCT Total	$1,801,001	$1,464,994	$1,361,854	$1,375,327

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$(247,188)	$(265,465)	$—	$(75,872)

+ Service Cost of Pension in Fiscal Year	$396,938	$178,791	$—	$77,227
+ Prior Service Cost of Pension in Fiscal Year	$—	$—	$—	$—
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(701,109)	$(741,024)	$(585,894)	$(578,424)

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$1,150,583	$389,506	$713,822	$541,042

± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(67,579)	$(181,308)	$145,563	$(228,059)

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$19,407	$(3,863)	$51,614	$(54,770)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(442,016)	$—	$—

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$37,734	$16,382	$40,871	$28,852

Average Compensation Actually Paid	$2,269,987	$485,335	$1,727,830	$1,085,323

(3) The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P 400 Capital Goods Index.

(4) Adjusted EBITDA is a Non-GAAP financial measure. (see Appendix A for a reconciliation to GAAP).

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Rossi served as our principal executive officer (PEO) for 2021 through May 31, 2024. Mr. Chowbey is our PEO beginning on June 1, 2024. Our non-PEO named executive officers (NEOs) included: (a) for fiscal year 2024, Messrs. Watson and Cardenas, and Mses. Bacchus and Keating; (b) for fiscal year 2023, Messrs. Watson, Chowbey, Cardenas, and Ms. Keating; (c) for fiscal year 2022, Messrs. Audia, Chowbey, Watson, Cardenas, and Ms. Bacchus; and (d) for fiscal year 2021, Messrs. Audia, Dragich, and Cardenas, and Mses. Bacchus and Keating.

Peer Group Issuers, Footnote		(3) The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P 400 Capital Goods Index.
Adjustment To PEO Compensation, Footnote

Mr. Rossi SCT Total to CAP Reconciliation

Fiscal Year	2021	2022	2023	2024
SCT Total	$6,447,574	$6,131,892	$6,729,013	$6,399,926

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$—	$—	$—	$—

+ Service Cost of Pension in Fiscal Year	$—	$—	$—	$—
+ Prior Service Cost of Pension in Fiscal Year	$—	$—	$—	$—
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(3,800,016)	$(3,774,347)	$(4,417,134)	$(4,344,086)

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$6,255,292	$2,630,055	$5,136,155	$2,267,793

± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(847,928)	$(2,347,254)	$1,234,467	$(1,708,346)

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$1,783,368

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$68,517	$47,370	$220,778	$(605,434)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(886,412)	$—	$—

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$174,837	$193,007	$322,513	$225,072

Compensation Actually Paid	$8,298,277	$1,994,311	$9,225,794	$4,018,294

Mr. Chowbey SCT Total to CAP Reconciliation

Fiscal Year	2021	2022	2023	2024
SCT Total	$—	$—	$—	$1,794,097

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$—	$—	$—	$—

+ Service Cost of Pension in Fiscal Year	$—	$—	$—	$—
+ Prior Service Cost of Pension in Fiscal Year	$—	$—	$—	$—
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$—	$—	$—	$(865,913)

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$—	$—	$—	$787,080

± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$—	$—	$—	$(409,577)

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$—	$—	$(16,488)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$—	$—	$—	$48,417

Compensation Actually Paid	$—	$—	$—	$1,337,617

Non-PEO NEO Average Total Compensation Amount		$ 1,375,327	$ 1,361,854	$ 1,464,994	$ 1,801,001
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,085,323	1,727,830	485,335	2,269,987
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2021	2022	2023	2024
Average SCT Total	$1,801,001	$1,464,994	$1,361,854	$1,375,327

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$(247,188)	$(265,465)	$—	$(75,872)

+ Service Cost of Pension in Fiscal Year	$396,938	$178,791	$—	$77,227
+ Prior Service Cost of Pension in Fiscal Year	$—	$—	$—	$—
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(701,109)	$(741,024)	$(585,894)	$(578,424)

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$1,150,583	$389,506	$713,822	$541,042

± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(67,579)	$(181,308)	$145,563	$(228,059)

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$19,407	$(3,863)	$51,614	$(54,770)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(442,016)	$—	$—

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$37,734	$16,382	$40,871	$28,852

Average Compensation Actually Paid	$2,269,987	$485,335	$1,727,830	$1,085,323

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

TABULAR LIST OF MOST IMPORTANT PERFORMANCE MEASURES

The six items listed below represent the most important performance metrics we used to determine CAP for Fiscal 2024 as further described in our Compensation Discussion and Analysis (CD&A).

Most Important Performance Measures
● Adjusted EBITDA ● Primary Working Capital as a Percent of Sales ● Revenue ● Adjusted EBIT ● Adjusted EBITDA Margin ● Adjusted ROIC

Total Shareholder Return Amount		$ 91.40	106.81	84.82	128.02
Peer Group Total Shareholder Return Amount		232.08	195.54	133.64	163.07
Net Income (Loss)		$ 109,300,000	$ 118,500,000	$ 144,600,000	$ 54,400,000
Company Selected Measure Amount		312,500,000	323,000,000.0	364,000,000.0	276,000,000.0
PEO Name	Mr. Chowbey					Mr. Rossi
Additional 402(v) Disclosure

SUPPLEMENTAL DISCLOSURE

The charts below illustrate the relationship between the PEOs’ and other NEOs’ SCT Total Compensation, total shareholder return, and CAP amounts during fiscal year 2021-2024. This relationship reflects the impact of changes in the Company’s stock price performance on the amount of Compensation Actually Paid in each year in relation to the amount reported in the Summary Compensation Table for the current PEO and other NEOs.

Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description		Adjusted EBITDA is a Non-GAAP financial measure. (see Appendix A for a reconciliation to GAAP).
Measure:: 2
Pay vs Performance Disclosure
Name		Primary Working Capital as a Percent of Sales
Measure:: 3
Pay vs Performance Disclosure
Name		Revenue
Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted EBIT
Measure:: 5
Pay vs Performance Disclosure
Name		Adjusted EBITDA Margin
Measure:: 6
Pay vs Performance Disclosure
Name		Adjusted ROIC
Mr. Rossi
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 6,399,926	$ 6,729,013	$ 6,131,892	$ 6,447,574
PEO Actually Paid Compensation Amount		4,018,294	9,225,794	1,994,311	8,298,277
Mr. Chowbey
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,794,097
PEO Actually Paid Compensation Amount		1,337,617
PEO | Mr. Rossi | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,344,086)	(4,417,134)	(3,774,347)	(3,800,016)
PEO | Mr. Rossi | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,267,793	5,136,155	2,630,055	6,255,292
PEO | Mr. Rossi | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,708,346)	1,234,467	(2,347,254)	(847,928)
PEO | Mr. Rossi | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,783,368
PEO | Mr. Rossi | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(605,434)	220,778	47,370	68,517
PEO | Mr. Rossi | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(886,412)
PEO | Mr. Rossi | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		225,072	322,513	193,007	174,837
PEO | Mr. Chowbey | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(865,913)
PEO | Mr. Chowbey | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		787,080
PEO | Mr. Chowbey | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(409,577)
PEO | Mr. Chowbey | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(16,488)
PEO | Mr. Chowbey | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		48,417
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(75,872)		(265,465)	(247,188)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		77,227		178,791	396,938
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(578,424)	(585,894)	(741,024)	(701,109)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		541,042	713,822	389,506	1,150,583
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(228,059)	145,563	(181,308)	(67,579)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(54,770)	51,614	(3,863)	19,407
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(442,016)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 28,852	$ 40,871	$ 16,382	$ 37,734